Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	[1]		¥ 7,434
Charge for the year		$ 132	884	¥ 248	[1]	¥ 248	[1]
Ending balance		1,011	6,765	7,434	[1]
Consolidated statements of profit or loss:
Rental income from an investment property		65	437	372
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property		(47)	(314)	(508)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			10,557
Ending balance		1,627	10,886	10,557
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		4,924	32,944	31,776
Translation difference		154	1,028	1,168
Ending balance		5,078	33,972	32,944		31,776
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		3,813	25,510	24,478
Charge for the year		132	884	248
Translation difference		122	813	784
Ending balance		$ 4,067	¥ 27,207	¥ 25,510		¥ 24,478

[1]	Restated